UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

First American Minnesota Municipal Income Fund II, Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

Item 1: Proxy Voting Record

********************************************FORM N-PX REPORT********************************************

ICA File Number: 811-21193

Reporting Period: July 1, 2010 – June 30, 2011

First American Minnesota Municipal Income Fund II, Inc.

There is no proxy voting activity for the registrant as it did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole Vice President

Date:	August 26, 2011

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